Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 23,998		$ 31,308	$ 114,973	$ 90,845	$ 70,363
Other comprehensive income (loss), net of tax
Net change in minimum pension liability	54	[1]	(26)	(999)	(140)	(834)
Foreign currency translation adjustment	(15,523)		12,365	10,199	(11,786)	(21,205)
Change in fair value of derivative instruments	85	[2]	(308)	(553)	259
Other comprehensive income (loss), net of tax	(15,384)		12,031	8,647	(11,667)	(22,039)
Comprehensive income	8,614		43,339	123,620	79,178	48,324
Comprehensive (income) loss attributable to non-controlling interest				(1,279)	16,550	8,735
Comprehensive income attributable to The WhiteWave Foods Company				$ 122,341	$ 95,728	$ 57,059

[1]	The accumulated other comprehensive loss reclassification components are related to amortization of unrecognized actuarial losses and prior service costs which are both included in the computation of net periodic pension cost. See Note 11 "Employee Retirement and Profit Sharing Plans."
[2]	The accumulated other comprehensive loss reclassification components affect cost of sales. See Note 8 "Derivative Financial Instruments."